Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Going Concern [Line Items]
GOING CONCERN
12.    GOING CONCERN
As of March 31, 2022, the Company had cash of $14.6 million and an accumulated deficit of $121.9 million. During the three months ended March 31, 2022, the Company used net cash in operating activities of $9.7 million. The Company has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of these condensed consolidated financial statements.
The Company’s primary source of operating funds since inception has been cash proceeds from debt and equity financing transactions. The ability of the Company to continue as a going concern is dependent upon its ability to generate sufficient revenue and its ability to raise additional funds by way of its debt and equity financing efforts. In March 2022, the Company entered into the 2022 B. Riley Term Loan and drew the Initial Term Loan of $10.0 million in March 2022. The Company drew the Final Term Loan of $10.0 million in April 2022 (See Note 5,
Debt
).
The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The ability of the Company to continue as a going concern is dependent on management’s further implementation of the Company’s on-going
and strategic plans, which include continuing to raise funds through equity and/or debt raises. Should the Company be unable to raise adequate funds, certain aspects of the on-going
and strategic plans may require modification. Management is in the process of identifying sources of capital via strategic partnerships, debt refinancing and equity investments through one or more private placements.

14.    GOING CONCERN
As of December 31, 2021, the Company had cash of $17.0 million and an accumulated deficit of $112.4 million. During the year ended December 31, 2021, the Company used net cash in operating activities of $25.2 million. The Company has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of these consolidated financial statements.
The Company’s primary source of operating funds since inception has been cash proceeds from debt and equity financing transactions. The ability of the Company to continue as a going concern is dependent upon its ability to generate sufficient revenue and its ability to raise additional funds by way of its debt and equity financing efforts. Subsequent to December 31, 2021, the Company entered into an agreement for additional financing of up to $20.0 million (See Note 15,
Subsequent Events
).
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The ability of the Company to continue as a going concern is dependent on management’s further implementation of the Company’s on-going
and strategic plans, which include continuing to raise funds through equity and/or debt raises. Should the Company be unable to raise adequate funds, certain aspects of the on-going
and strategic plans may require modification. Management is in the process of identifying sources of capital via strategic partnerships, debt refinancing and equity investments through one or more private placements.